Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000251000 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000251000 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000251000 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000251000 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251000 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000251000 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000251000 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251000 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000251000 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000251000 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000251000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000251001 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000251001 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000251001 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000251001 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000251001 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000251001 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000251001 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251001 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000251001 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251001 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000251001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000251001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000251001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000251001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000251001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000251001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251001 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000251002 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
C000251002 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000251002 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000251002 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251002 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000251002 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000251002 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000251002 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251002 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000251002 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000251002 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000251002 [Member] | Utilities Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000251002 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000251002 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000251002 [Member] | General Obligations Schools [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251002 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000251002 [Member] | Tax Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251002 [Member] | Student Loan Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251002 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000251002 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000251002 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000251003 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000251003 [Member] | Tencent Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251003 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251003 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251003 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251003 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251003 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251003 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251003 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251003 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251003 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000251003 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.30%
C000251003 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.00%
C000251003 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.50%
C000251003 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000251003 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.20%
C000251003 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000251003 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.50%
C000251003 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000251003 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.30%
C000251003 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000251003 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000251004 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251004 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000251004 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000251004 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000251004 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251004 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251004 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000251004 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251004 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251004 [Member] | Travelers Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000251004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000251004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000251004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000251004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000251004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000251004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000251004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251004 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000251004 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%